RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Globis Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its common stock subject to possible redemption. The Company previously determined the common stock subject to possible redemption to be equal to the redemption value, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Public Shares underlying the Units issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all shares of common stock subject to possible redemption, resulting in the common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a classification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and common stock.

In connection with the change in presentation for the common stock subject to possible redemption, the Company also restated its income (loss) per common share calculation to allocate net income (loss) evenly to all common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, all shares of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of December 15, 2020 (Audited)
Common stock subject to possible redemption	$111,652,086	$4,497,914	$116,150,000
Common stock	$401	$(45)	$356
Additional paid-in capital	$5,007,172	$(4,497,869)	$509,303
Accumulated deficit	$(7,571)	$—	$(7,571)
Total Stockholders’ Equity	$5,000,002	$(4,497,914)	$502,088
Number of shares of common stock subject to possible redemption	11,054,662	445,338	11,500,000

Balance Sheet as of December 31, 2020 (Audited)
Common stock subject to possible redemption	$111,569,772	$4,580,228	$116,150,000
Common stock	$400	$(45)	$355
Additional paid-in capital	$5,089,487	$(4,580,183)	$509,304
Accumulated deficit	$(89,886)	$—	$(89,886)
Total Stockholders’ Equity	$5,000,001	$(4,580,228)	$419,773
Number of shares of common stock subject to possible redemption	11,046,512	453,488	11,500,000

Statement of Cash Flows for the Period from August 21, 2020 (Inception) through December 31, 2020 (Audited)
Initial classification of common stock subject to possible redemption	$111,652,086	$4,497,914	$116,150,000
Change in value of Common Stock subject to possible redemption	$(82,314)	$82,314	$—

Condensed Statement of Changes in Stockholders’ Equity for the Period Ended December 31, 2020 (Audited)
Sale of 11,500,000 Units, net of underwriter discounts and offering expenses	$112,483,159	$(112,483,159)	$—
Initial value of Common Stock subject to redemption	$111,569,772	$(111,569,772)	$—
Redemption adjustment for Common Stock to redemption amount	$—	$(3,666,841)	$(3,666,841)
Total Shareholders’ Equity	$5,000,001	$(4,580,228)	$419,773

Statement of Operations for the Period from August 21, 2020 (Inception) Through December 31, 2020 (Audited)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	11,054,662	(9,534,001)	1,520,661
Basic and diluted net income per share, common stock subject to possible redemption	$—	$(0.02)	$(0.02)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	2,717,799	(58,887)	2,658,912
Basic and diluted net loss (income) per share, Non-redeemable common stock	$(0.03)	$0.01	$(0.02)

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should restate the Company’s previously reported financial statements. During the quarter ended September 30, 2021, the Company determined that at the closing of the Company’s Initial Public Offering (including the sale of the shares issued pursuant to the exercise of the underwriters’ overallotment) it had improperly valued its common stock subject to possible redemption at the closing of the Company’s Initial Public Offering and at the closing of the sale of shares pursuant to the exercise of the underwriters’ overallotment, it had improperly classified certain of its common stock subject to possible redemption. The Company previously determined the common stock subject to possible redemption to be equal to the redemption value of $10.10 per share of common stock while also taking into consideration that in accordance with the Company’s Charter, a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the common stock issued in the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all common stock subject to possible redemption, resulting in the common stock subject to possible redemption being equal to its redemption value. As a result, management has noted a classification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the common stock subject to possible redemption with the offset recorded to additional paid-in capital and common stock

In connection with the change in presentation for the common stock subject to redemption, the Company also restated its income (loss) per share of common stock calculation to allocate net income (loss) evenly to the total shares of common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, all shares of common stock share pro rata in the income (loss) of the Company.

The impact of the restatement on the Company’s historical financial statements is reflected in the following tables:

	As Previously Reported	Adjustment	As Restated
Condensed Balance Sheet as of March 31, 2021 (unaudited)
Common stock subject to possible redemption	$111,205,807	$4,944,193	$116,150,000
Common stock	$404	$(49)	$355
Additional paid-in capital	$5,453,448	$(4,944,144)	$509,304
Accumulated deficit	$(453,845)	$—	$(453,845)
Total Stockholders’ Equity (Deficit)	$5,000,007	$(4,944,193)	$55,814
Number of shares of common stock subject to possible redemption	11,010,476	(489,524)	11,500,000

Condensed Balance Sheet as of June 30, 2021 (unaudited)
Common stock subject to possible redemption	$110,858,319	$5,291,681	$116,150,000
Common stock	$407	$(52)	$355
Additional paid-in capital	$5,800,933	$(5,291,629)	$509,304
Accumulated deficit	$(801,336)	$—	$(801,336)
Total Stockholders’ Equity (Deficit)	$5,000,004	$(5,291,681)	$(291,677)
Number of shares of common stock subject to possible redemption	10,976,071	523,929	11,500,000

Condensed Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	11,046,512	453,488	11,500,000
Basic and diluted net income (loss) per share, common stock subject to possible redemption	$—	$(0.02)	$(0.02)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,004,321	(453,488)	3,550,833
Basic and diluted net income (loss) per share, Non-redeemable common stock	$(0.09)	$0.07	$(0.02)

Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	11,010,476	489,524	11,500,000
Basic and diluted net income (loss) per share, common stock subject to possible redemption	$—	$(0.02)	$(0.02)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,040,357	(489,524)	3,550,833
Basic and diluted net income (loss) per share, Non-redeemable common stock	$(0.09)	$0.07	$(0.02)

Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	11,028,394	471,606	11,500,000
Basic and diluted net income (loss) per share, common stock subject to possible redemption	$—	$(0.05)	$(0.05)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,022,439	(471,606)	3,550,833
Basic and diluted net income (loss) per share, Non-redeemable common stock	$(0.18)	$0.13	$(0.05)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Change in value of common stock subject to possible redemption	$363,065	$(363,065)	$—
Total Stockholders’ Equity	$5,000,007	(4,944,193)	$55,814

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (unaudited)
Change in value of common stock subject to possible redemption	$347,488	$(347,488)	$—
Total Stockholders’ Equity (Deficit)	$5,000,004	$(5,291,681)	$(291,677)

Condensed Statement of Cash Flows for the three months ended March 31, 2021 (unaudited)
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	$(363,965)	$363,965	$—

Condensed Statement of Cash Flows for the six months ended June 30, 2021 (unaudited)
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	$(711,453)	$711,453	$—